Accounting policies (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Reconciliation of Carrying Amounts of Financial Assets and Financial Liabilities on Date of Initial Application of IFRS 9

Reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9

	Ref	Carrying amount 31 December 2017 IAS 39	Reclassfication[1]	Remeasurement	Carrying amount 1 January 2018 IFRS 9
Cash and balances with central banks		21,989	3		21,992
Loans and advances to banks	C	28,811	(122)	2	28,691
Trading assets	E	116,748	(51,264)		65,484
Non-trading derivatives		2,231	577		2,808
Loans and advances at fair value through profit or loss	C, E	2,500	54,092	31	56,623
Debt securities at fair value through profit or loss	C	1,738	1,487	(96)	3,129
Equity securities at fair value through profit or loss	D	4	184	16	204
Available-for-sale	A,C,D	69,730	(69,730)	0	0
Debt securities at fair value through other comprehensive income	A	0	30,459	(22)	30,437
Equity securities at fair value through other comprehensive income	D	0	3,800	0	3,800
Loans and advances at fair value through other comprehensive income	B	0	3,131	233	3,364
Securities at amortised cost	A	9,343	39,975	(838)	48,480
Loans and advances to customers	B,C	571,909	(8,372)	(761)	562,776
Other assets (financial and non-financial)		18,875	(4,220)	300	14,955

Total assets		843,878	—	(1,135)	842,743

Deposits from banks		36,821	108		36,929
Customer deposits		539,828	53		539,881
Trading liabilities	E	73,596	(35,362)	0	38,234
Non-trading derivatives		2,331	326	0	2,657
Financial liabilities designated at fair value through profit or loss	E	11,215	37,264	0	48,479
Other liabilities (financial and non-financial)		18,889	(3,370)	(77)	15,442
Deb securities in issue		96,086	740		96,826
Subordinated loans		15,968	241		16,209

Total liabilities		794,734	—	(77)	794,657

1	Includes the reclassification of accrued interest from other assets and other liabilities to the corresponding balance sheet item of the host contract.

Classification of Financial Assets and Financial Liabilities on Date of Initial Application of IFRS 9 as at 1 January 2018

Classification and measurement of financial assets and financial liabilities on the date of initial application of IFRS 9 as at 1 January 2018

2018	Note	Orignal measurement under IAS 39	Orignal carrying amount under IAS 39	New carrying amount under IFRS 9[1]	New measurement under IFRS 9
Cash and balances with central banks		Amortised cost	21,989	21,992	Amortised cost	Cash and balances with central banks
Loans and advances to banks		Amortised cost	28,811	28,691	Amortised cost	Loans and advances to banks
Financial assets at FVTPL	2					Financial assets at FVPL
- trading assets		FVTPL	116,748	65,484	FVTPL (mandatorily)	- trading assets
- non-trading derivatives		FVTPL	2,231	2,808	FVTPL (mandatorily)	- non-trading derivatives
- other financial assets at FVTPL		FVTPL	4,242	2,162	FVTPL (designated)	- other financial assets at FVTPL
				57,795	FVTPL (mandatorily)	- other financial assets at FVTPL
Investments[2]
- equity securities (AFS)		FVOCI	3,983	n/a
- debt securities (AFS)		FVOCI	65,747	n/a
- debt securities (HTM)		Amortised cost	9,343	n/a
	3					Financial assets at FVOCI
			n/a	30,437	FVOCI	- debt securities
			n/a	3,800	FVOCI (designated)	- equity securities
			n/a	3,364	FVOCI	- loans and advances
	4		n/a	48,480	Amortised cost	Securities at amortised cost
Loans and advances to customers	5	Amortised cost	571,909	562,776	Amortised cost	Loans and advances to customers
Other assets		Amortised cost	18,875	14,955	Amortised cost	Other assets
Total assets			843,878	842,744		Total assets
Deposits from banks		Amortised cost	36,821	36,929	Amortised cost	Deposits from banks
Customer deposits		Amortised cost	539,828	539,881	Amortised cost	Customer deposits
Financial liabilities at FVTPL	8					Financial liabilities at FVTPL
- trading liabilities		FVTPL	73,596	38,234	FVTPL	- trading liabilities
- non-trading derivatives		FVTPL	2,331	2,657	FVTPL	- non-trading derivatives
- other financial liabilities at FVTPL		FVTPL	11,215	48,479	FVTPL (designated)	- other financial liabilities at FVTPL
Other liabilities		Amortised cost	18,889	15,442	Amortised cost	Other liabilities
Debt securities in issue	10	Amortised cost	96,086	96,826	Amortised cost	Debt securities in issue
Subordinated loans	10	Amortised cost	15,968	16,209	Amortised cost	Subordinated loans
Total liabilities			794,734	794,657		Total liabilities

1	Includes the reclassification of accrued interest from other assets and other liabilities to the corresponding balance sheet item of the host contract.
2	Investments represented all securities other than those measured at FVTPL under IAS 39. Under IFRS 9 these Investments are classified as Financial Assets at FVOCI or Securities at amortised cost.

Reconciliation of Impairment Allowance in Accordance with IAS 39 to Opening ECL Allowance in Accordance with IFRS 9

Reconciliation of impairment allowance in accordance with IAS 39 to opening ECL allowance in accordance with IFRS 9

Allowance on:	31 December 2017 (IAS 39 / IAS 37)	Reclassfication	Remeasurement	1 January 2018 (IFRS 9)
Loans and advances to banks	8	0	(2)	6
Available-for-sale/Held-to-maturity debt investment securities and under IAS 39 reclassified to Securities at amortised cost under IFRS 9	0	0	5	5
Loans and advances to customers	4,515	(8)	761	5,269
Available-for-sale debt securities under IAS 39/financial assets at FVOCI under IFRS 9	0	0	20	20
Loans and advances to customers under IAS 39/ Loans and advances to customers at FVOCI under IFRS 9	0	8	0	8
Loan commitments and financial guarantee contracts issued	105	0	11	116

Total	4,628	0	795	5,423

IFRS 9 Transition Impact Impairments as at 1 January 2018

IFRS 9 transition impact impairments as at 1 January 2018[1]

In millions of euros	IAS 39 LLP	IFRS 9 impairment stages	IFRS 9 ECL increase	IFRS 9 ECL
Incurred but Not Reported (IBNR)	726	Stage 1 – 12 month ECL	81	438
		Stage 2 – Lifetime ECL	586	955
Individually assessed provisions	3,902	Stage 3 – Lifetime ECL	128	4,030

Total	4,628	Total	795	5,423

1	Includes provisions for the credit risk on contingent liabilities.

Expected Credit Losses Per Stage as at 1 January 2018

Expected Credit Losses loans and advances to customers per stage as at 1 January 2018

	Carrying amount	ECL
in millions of euros
Stage 1: 12-Month ECL	512,358	402
Stage 2: Lifetime ECL – not credit impaired	43,777	952
Stage 3: Lifetime ECL – credit impaired	11,909	3,915

Total	568,044	5,269

Disclosure of Impact (Net of Tax) of Transition to IFRS 9 on Reserves and Retained Earnings

Impact (net of tax) of transition to IFRS 9 on reserves and retained earnings

in EUR million	Impact of adopting IFRS 9 at 1 January 2018
Liability credit reserve
Closing balance under IAS 39 (31 December 2017)	0
Reclassification of credit risk for financial liabilities designated as at FVTPL	(190)

Opening balance under IFRS 9 (1 January 2018)	(190)
Fair value reserve
Closing balance under IAS 39 (31 December 2017)	3,650
Reclassification of investment securities (debt) from available-for-sale to amortised cost	(568)
Reclassification of investment securities (equity) from available-for-sale to FVTPL	(42)
Reclassification of loans and advances to debt instruments at FVOCI	175

Opening balance under IFRS 9 (1 January 2018)	3,215
Share of associates, joint venture and other reserve
Closing balance under IAS 39 (31 December 2017)	2,527
Impact of application of IFRS 9	(28)

Opening balance under IFRS 9 (1 January 2018)	2,499
Retained earnings
Closing balance under IAS 39 (31 December 2017)	27,022
Reclassifications under IFRS 9[1]	182
Recognition of expected credit losses under IFRS 9 (including lease receivables, loan commitments and financial guarantee contracts)	(572)

Opening balance under IFRS 9 (1 January 2018)	26,632

1	Net amount of reclassifications to retained earnings, to and from fair value reserves and to liability credit reserves, due to changes in classification and measurement.